ACQUISITION OF DECAHEDRON, LTD (Table)	9 Months Ended
Sep. 30, 2017
Acquisition Of Decahedron Ltd Table
Unaudited allocation of purchase price

	Preliminary Allocation as of
	February 10,	Allocation	Final
	2017	Adjustments	Allocation
Current assets	$6,537	$-	$6,537
Intangible assets	50,000	-	50,000
Other assets	305,400	(216,562)	88,838
Total assets acquired	361,937	(216,562)	145,375
Liabilities assumed:
Debt	804,819	(188,560)	616,259
Total liabilities assumed	804,819	(188,560)	616,259
Net assets acquired	(442,882)	(28,002)	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000	-	1,479,000
Goodwill	$1,921,882	$28,002	$1,949,884

Intangible assets
	Amount	Useful Life (Years)
Licenses (a)	$50,000	5
	$50,000	-

Unaudited Supplemental Pro Forma Data

	Nine Months Ended September 30,
	2017	2016
Revenues	$19,968,845	$5,007,806
Cost of revenues	18,356,228	4,672,794
Gross profit	1,612,617	335,012

Operating expenses	4,411,620	614,515
Operating loss	(2,799,003)	(279,503)

Other income (expense)	(524,952)	(238,528)

Net Loss	$(3,323,955)	$(518,031)